Financial instruments (Tables)	3 Months Ended
Mar. 31, 2023
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
3/31/2023	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	--	4	20,428	--	20,432

Current assets	—	--	19,488	--	19,488

Cash and cash equivalents	--	--	8,285	--	8,285

Other financial assets	—	--	5,726	--	5,726	--	--	--	--
Term deposit		--	3,680	--	3,680	--	--	--	--
Restricted cash	--	--	2,046	--	2,046	--	--	--	--

Trade receivables, net	--	--	5,477	--	5,477

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940

Total liabilities	556	--	--	5,119	25,152

Current liabilities	--	--	--	2,778	3,822

Trade payables	--	--	--	2,590	2,590

Other financial liabilities	--	--	--	188	1,232	--	--	188	188
Current portion of long-term debt	--	--	--	188	188	--	--	188	188
Lease liability	--	--	--	--	1,044	--	--	--	n/a

Non-current liabilities	556	--	--	2,341	21,330

Other financial liabilities	556	--	--	2,341	21,330	--	--	3,476	3,476
Derivative financial instruments	556	--	--	--	556	--	--	556	556
Long-term debt	--	--	--	2,341	2,341	--	--	2,920	2,920
Lease liability	--	--	--	--	18,417	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2022	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	--	4	21,271	--	21,275

Current assets	--	--	20,331	--	20,331

Cash and cash equivalents	--	--	12,119	--	12,119

Other financial assets	--	--	2,047	--	2,047	--	--	--	--
Restricted cash	--	--	2,047	--	2,047	--	--	--	--

Trade receivables, net	--	--	6,165	--	6,165

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940

Total liabilities	--	--	--	2,837	22,587

Current liabilities	--	--	--	2,789	3,844

Trade payables	--	--	--	2,683	2,683

Other financial liabilities	--	--	--	106	1,161	--	--	106	106
Current portion of long-term debt	--	--	--	106	106	--	--	106	106
Lease liability	--	--	--	--	1,055	--	--	--	n/a

Non-current liabilities	--	--	--	48	18,743

Other financial liabilities	--	--	--	48	18,743	--	--	45	45
Long-term debt	--	--	--	48	48	--	--	45	45
Lease liability	--	--	--	--	18,679	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

Summary of changes in level 3 instruments

Non-current assets
(€ in thousands)	Derivative financial instruments
Balance at December 31, 2022	—
Addition	535
Revaluation	35
FX effect	(14)
Balance at March 31, 2023	556